Retirement benefits - UKRF funding valuations (Narrative) (Details) - GBP (£) £ in Millions		1 Months Ended	6 Months Ended
	Sep. 30, 2022	Apr. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Disclosure of fair value of plan assets [line items]
Deficit in plan			£ (5,000)	£ (3,600)
Forecast
Disclosure of fair value of plan assets [line items]
Reasonably possible decrease in capital ratio	0.30%
United Kingdom | Total loans and advances at amortised cost | The senior notes
Disclosure of fair value of plan assets [line items]
Notional contract amount			1,250
Pension defined benefit plans | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | United Kingdom
Disclosure of fair value of plan assets [line items]
Deficit in plan			(5,200)	£ (3,800)
Employer contributions		£ 147	700
Pension defined benefit plans | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | United Kingdom | Deficit contributions valuation recovery plan 2019
Disclosure of fair value of plan assets [line items]
Deficit in plan						£ 900
Pension defined benefit plans | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | United Kingdom | Deficit contributions valuation recovery plan 2020
Disclosure of fair value of plan assets [line items]
Deficit in plan					£ (600)
Pension defined benefit plans | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | United Kingdom | 2022 | Barclays Bank PLC
Disclosure of fair value of plan assets [line items]
Employer contributions			294
Pension defined benefit plans | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | United Kingdom | 2023 | Barclays Bank PLC
Disclosure of fair value of plan assets [line items]
Employer contributions			286
Pension defined benefit plans | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | United Kingdom | Later than one month and not later than three months
Disclosure of fair value of plan assets [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period			£ 147